Revenue and Other Operating Income - Additional Information (Detail) € in Thousands, $ in Millions	6 Months Ended
	Jun. 30, 2022 EUR (€)	Jun. 30, 2022 USD ($)	Feb. 10, 2022 EUR (€)
Revenue And Other Income [Line Items]
Upfront payment received	€ 5,000
Gain on disposal of asset net of fees | $		$ 4.8
Potential Ordinary Share Transactions [Member] | Theramex Licensing Agreement [Member] | Signing Milestones [Member]
Revenue And Other Income [Line Items]
Upfront and milestone payments			€ 5,000
Top Of Range [Member] | Potential Ordinary Share Transactions [Member] | Theramex Licensing Agreement [Member]
Revenue And Other Income [Line Items]
Upfront and milestone payments			72,750
Top Of Range [Member] | Potential Ordinary Share Transactions [Member] | Theramex Licensing Agreement [Member] | Development and Commercial Milestones [Member]
Revenue And Other Income [Line Items]
Upfront and milestone payments			13,750
Top Of Range [Member] | Potential Ordinary Share Transactions [Member] | Theramex Licensing Agreement [Member] | Sales Based Milestones [Member]
Revenue And Other Income [Line Items]
Upfront and milestone payments			€ 54,000